Revenue and expenses (Schedule of other operating expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue And Expenses [Line Items]
Other expenses	$ 38,308	$ 32,586
Regional costs [Member]
Revenue And Expenses [Line Items]
Other expenses	4,288	4,813
Loss (gain) on disposal of PP&E [Member]
Revenue And Expenses [Line Items]
Other expenses	7,449	(3,312)
Amortization of community costs (other assets) [Member]
Revenue And Expenses [Line Items]
Other expenses	6,985	2,720
Copper Mountain related acquisition costs [Member]
Revenue And Expenses [Line Items]
Other expenses	6,932	708
Restructuring [Member]
Revenue And Expenses [Line Items]
Other expenses	2,909	10,609
Care & maintenance - Manitoba [Member]
Revenue And Expenses [Line Items]
Other expenses	17,081	9,040
Evaluation costs [Member]
Revenue And Expenses [Line Items]
Other expenses	774	7,964
Insurance recovery [Member]
Revenue And Expenses [Line Items]
Other expenses	(4,226)	(5,698)
Change in other provisions (non-capital) [Member]
Revenue And Expenses [Line Items]
Other expenses	0	5,798
Value-added-tax recovery [Member]
Revenue And Expenses [Line Items]
Other expenses	(3,859)	0
Other [Member]
Revenue And Expenses [Line Items]
Other expenses	$ (25)	$ (56)